Lease liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [Abstract]
Interest expense related to lease liabilities	$ 91,118	$ 130,128	$ 31,570